LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 10,822	$ 16,715
Business combinations		1,026
Depreciation on right-of-use assets	(7,535)	(11,380)
Additions	4,017	7,309
Provision for impairment	1,201	1,953
Lease modifications	7	(143)
Disposals	(189)	(4,647)
Exchange rate differences	(50)	(11)
Balance	8,273	10,822
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance	5,925	13,155
Business combinations		1,026
Depreciation on right-of-use assets	(5,223)	(6,958)
Additions	3,571	1,629
Provision for impairment	1,201	1,808
Lease modifications	0	(143)
Disposals	0	(4,570)
Exchange rate differences	(50)	(22)
Balance	5,424	5,925
Data center
Disclosure of quantitative information about right-of-use assets [line items]
Balance	4,897	3,560
Business combinations		0
Depreciation on right-of-use assets	(2,312)	(4,422)
Additions	446	5,680
Provision for impairment	0	145
Lease modifications	7	0
Disposals	(189)	(77)
Exchange rate differences	0	11
Balance	$ 2,849	$ 4,897